PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5: -	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consist of the following:

	December 31,
	2024	2023

Cost:

Computers and software	$7,085	$7,536
Office furniture and equipment	1,490	1,457
Machinery and lab equipment	12,459	15,792
Leasehold improvements	18,431	18,152

	$39,465	$42,937

Accumulated depreciation	16,033	17,167

	$23,432	$25,770

b.	Depreciation expenses for the years ended December 31, 2024, 2023 and 2022, amounted to $7,244, $7,195 and $7,110, respectively.